Equity - Dividends declared and paid (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Dividends declared and paid	$ 122,478	$ 25,783	$ 20,149
Total	110,949	18,440	18,542
Dividend 2025 | Final Dividend
Disclosure of classes of share capital [line items]
Mandatory Annual Shareholder's meeting	39,857
Dividends of treasury shares	(3,129)
Total	$ 36,728
Dividends paid, ordinary shares per share	$ 0.145
Dividend 2025 | Interim Dividend
Disclosure of classes of share capital [line items]
Mandatory Annual Shareholder's meeting	$ 80,540
Dividends of treasury shares	(6,320)
Total	$ 74,220
Dividends paid, ordinary shares per share	$ 0.292
Dividend 2024 | Interim Dividend
Disclosure of classes of share capital [line items]
Mandatory Annual Shareholder's meeting		20,011
Dividends of treasury shares		(1,571)
Total		$ 18,440
Dividends paid, ordinary shares per share		$ 0.073
Dividend 2023
Disclosure of classes of share capital [line items]
Mandatory Annual Shareholder's meeting			20,067
Total			$ 18,542
Dividends paid, ordinary shares per share			$ 0.073
Treasury shares | Dividend 2023
Disclosure of classes of share capital [line items]
Dividends of treasury shares			$ (1,525)